EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
	Six months ended June 30,
	2024	2023
	(Unaudited)
Numerator:
Net income (loss) attributable to ordinary shareholders, basic and diluted	$21,393	$(21,702)

Denominator:
Weighted-average ordinary shares outstanding, basic	49,442,327	48,061,281

Dilutive effect
Employee stock options, RSUs and PSUs	2,664,042	-
Weighted average ordinary shares outstanding, diluted	52,106,369	48,061,281

Net income (loss) per share attributable to ordinary shareholders, basic	$0.43	$(0.45)
Net income (loss) per share attributable to ordinary shareholders, diluted	$0.41	$(0.45)

Schedule of potentially dilutive shares excluded from computation of diluted income (loss) per share attributable to ordinary shareholders
	Six months ended June 30,
	2024	2023
	(Unaudited)
Options	-	3,398,278
RSUs	-	1,164,738
Total	-	4,563,016